Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Assets and Liabilities Were Measured At Fair Value on a Recurring Basis - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Assets and Liabilities Were Measured At Fair Value on a Recurring Basis [Line Items]
Private Placement Warrants		$ 24
Total	$ 11	24
Quoted Prices In Active Markets (Level 1) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Assets and Liabilities Were Measured At Fair Value on a Recurring Basis [Line Items]
Private Placement Warrants
Total
Significant Other Observable Inputs (Level 2) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Assets and Liabilities Were Measured At Fair Value on a Recurring Basis [Line Items]
Private Placement Warrants
Total
Significant Other Observable Inputs (Level 3) [Member]
Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Assets and Liabilities Were Measured At Fair Value on a Recurring Basis [Line Items]
Private Placement Warrants		24
Total	$ 11	$ 24